Collateral Financing Arrangements Collateral Financing Arrangements (Associated with Closed Block) (Details) (Secured Debt [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Secured Debt Mrc [Member]
Debt Instrument [Line Items]
Other Receivables	$ 182	$ 182
Pledged Assets Separately Reported, Securities Pledged for Other Debt Obligations, at Fair Value	53	23
Invested Assets On Deposit Held In Trust And Pledged As Collateral	1,214	1,662
Met Life Reinsurance Company Of Charleston [Member]
Debt Instrument [Line Items]
Debt Instrument, Principal Outstanding	$ 1,399	$ 1,399